Leases - Narrative (Details) $ in Millions	12 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Leases that have not yet commenced, amount	$ 88.9
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease (in years)	1 year
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease (in years)	8 years
Leases that have not yet commenced, term (in years)	12 years